UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue (Note 13)	$ 51,403	$ 41,459
Cost of revenue (Note 14)	9,926	8,054
Gross profit	41,477	33,405
Operating expenses
General and administrative	8,155	7,556
Sales and marketing	16,433	16,772
Research and development	10,412	7,377
Share-based compensation (Note 11)	1,932	1,267
Foreign exchange (gain) loss	(500)	102
Depreciation and amortization (Note 5, 6 and 7)	818	707
Operating expenses	37,250	33,781
Operating income (loss)	4,227	(376)
Finance income, net (Note 9)	(545)	(2,167)
Other (income) expense, net	(1)	183
Income before income taxes	4,773	1,608
Income tax (recovery) expense	(396)	363
Net income	5,169	1,245
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	897	(159)
Comprehensive income	$ 4,272	$ 1,404
Earnings per share - basic (Note 12) (in dollars per share)	$ 0.17	$ 0.04
Earnings per share - diluted (Note 12) (in dollars per share)	$ 0.17	$ 0.04
Weighted average number of common shares outstanding - basic (Note 12) (in shares)	30,319,606	33,153,231
Weighted average number of common shares outstanding - diluted (Note 12) (in shares)	31,044,036	34,159,651